Related Party Transactions and Balances - Summary of Compensation of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 840	¥ 1,036	¥ 956
Share-based payment transactions	103	98	92
Total	¥ 943	¥ 1,134	¥ 1,048